Fair Value of Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Plan Assets	Fair Value of Plan Assets
FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:
Level 1    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan can access at the measurement date.
Level 2    Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3    Unobservable inputs supported by little or no market activity and are significant to the fair value of the assets.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025 and 2024.
Mutual funds: Shares held in mutual funds are valued at the NAV of shares held by the Plan at year end. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the plan are deemed to be actively traded.
Common Stock: The Company’s common stock is valued at the closing price reported in the active market in which the individual securities are traded.
The following table presents the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2025
Mutual funds	$36,994,263	$36,994,263	$—	$—
Common stock	15,111,279	15,111,279	—	—
Total	$52,105,542	$52,105,542	$—	$—
December 31, 2024
Mutual funds	$34,345,111	$34,345,111	$—	$—
Common stock	12,295,336	12,295,336	—	—
Total	$46,640,447	$46,640,447	$—	$—